Stockholders' Equity - Schedule of Warrants Activity (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Equity [Abstract]
Number of Shares, Outstanding Beginnig Balance	925,934	925,934
Number of Shares, Issued
Number of Shares, Exercised
Number of Shares, Expired or Cancelled
Number of Shares, Outstanding Ending Balance	925,934	925,934
Weighted Average Exercise Price, Outstanding Beginnig Balance	$ 1.76	$ 5.03
Weighted Average Exercise Price, Issued
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired or Cancelled
Weighted Average Exercise Price, Outstanding Ending Balance	$ 1.76	$ 1.76